FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the period	$ 421	$ 397	$ 422
Profit / (loss) deferred on new transactions	299	244	250
(Profit) / loss recognized in the income statement	(271)	(215)	(275)
Foreign currency translation	(2)	(6)	0
Reserve balance at the end of the period	$ 446	$ 421	$ 397